UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21935

SPECIAL VALUE CONTINUATION PARTNERS, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE CONTINUATION PARTNERS, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2008

Date of reporting period: SEPTEMBER 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

September 30, 2008

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Security	Amount	Value	and Investments

Debt Securities (51.70%)
Bank Debt (39.92%) (1)
Automotive Repair and Maintenance (2.93%)
ESP Holdings, Inc., 1st Lien Revolver, LIBOR + 4.5%, due 6/30/09
(Acquired 4/27/07, Amortized Cost $132,072) (2), (12)	$131,940	$129,301	0.02%
ESP Holdings, Inc., 1st Lien Term Loan, LIBOR + 4.5%, due 6/30/09
(Acquired 4/25/07 and 4/27/07, Amortized Cost $2,351,355) (2), (12)	$2,327,234	2,257,417	0.36%
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 10%, due 9/12/14
(Acquired 9/12/07, Amortized Cost $18,154,571) (2), (12)	$18,080,857	16,137,165	2.55%
Total Automotive Repair and Maintenance		18,523,883

Cable Service Carriers (3.46%)
Casema, Mezzanine Term Loan, EURIBOR+4.5% Cash + 4.75% PIK, due 9/12/16
(Acquired 10/3/06, Amortized Cost $21,373,466) - (Netherlands) (9), (12)	€16,580,588	21,916,712	3.46%

Communications Equipment Manufacturing (3.7%)
Enterasys Network Distribution Ltd., 2nd Lien Term Loan, LIBOR+ 9.25%, due 2/22/11
(Acquired 3/9/07, Amortized Cost $1,088,826) - (Ireland)	$1,099,824	1,088,826	0.17%
Enterasys Networks, Inc., 2nd Lien Term Loan, LIBOR + 9%, due 2/22/11
(Acquired 3/9/07, Amortized Cost $4,774,082)	$4,822,306	4,774,082	0.75%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14
(Acquired 12/13/07, Amortized Cost $18,672,125)	$19,863,963	17,639,199	2.78%
Total Communications Equipment Manufacturing		23,502,107

Computer and Peripheral Equipment Manufacturing (1.10%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14
(Acquired 5/24/07, Amortized Cost $10,213,409)	$11,348,232	6,979,163	1.10%

Data Processing, Hosting, and Related Services (7.83%)
GXS Worldwide, Inc., 1st Lien Term Loan, LIBOR + 4%, due 3/31/13
(Acquired 10/12/07, Amortized Cost $9,055,889)	$9,240,703	8,732,464	1.38%
GXS Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 9/30/13
(Acquired 10/12/07, Amortized Cost $22,259,238)	$22,598,211	21,694,282	3.42%
Terremark Worldwide, Inc., 1st Lien Term Loan, LIBOR + 3.75%, due 7/31/12
(Acquired 8/1/07, Amortized Cost $5,659,787)	$5,659,787	5,405,097	0.85%
Terremark Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 3.25% cash + 4.5% PIK, due 1/31/13
(Acquired 8/1/07, Amortized Cost $14,484,573)	$14,566,450	13,819,920	2.18%
Total Data Processing, Hosting, and Related Services		49,651,763

Electric Power Generation, Transmission and Distribution (0.10%)
La Paloma Generating Company Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Cost $1,885,234) (3)	$23,218,324	637,761	0.10%

Management, Scientific, and Consulting Services (0.65%)
Booz Allen Hamilton Mezzanine Loan, 11% Cash + 2% PIK, due 7/31/16
(Acquired 8/1/08, Amortized Cost $4,215,058)	$4,257,634	4,140,549	0.65%

Motor Vehicle Manufacturing (1.55%)
General Motors Corporation, Revolver, LIBOR + 1.75%, due 7/20/11
(Acquired 9/27/07, 11/27/07, and 12/14/07 Amortized Cost $13,667,603)	$15,000,000	9,811,358	1.55%

Motor Vehicle Parts Manufacturing (2.29%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12
(Acquired 12/31/07, Amortized Cost $7,927,563) (2), (12)	$7,927,563	7,647,458	1.21%
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13
(Acquired 12/31/07, Amortized Cost $7,000,000) (2), (12)	$7,000,000	6,851,831	1.08%
Total Motor Vehicle Parts Manufacturing		14,499,289

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2008

Showing Percentage of Total Cash and Investments of the Partnership

Security	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Securities (continued)
Offices of Real Estate Agents and Brokers (2.03%)
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13
(Acquired 6/28/07, 7/9/07 and 7/13/07, Amortized Cost $4,830,000)	$15,000,000	$1,955,000	0.31%
Realogy Corporation, Delayed Draw Term Loan, LIBOR + 3%, due 10/10/13
(Acquired 12/31/07, Amortized Cost $7,006,021)	$7,413,778	5,537,166	0.87%
Realogy Corporation, Term Loan B, LIBOR + 3%, due 10/10/13
(Acquired 7/17/07, 7/18/07, 7/19/07, 8/15/07, 9/12/07, 12/06/07, and 11/22/08, Amortized Cost $6,700,900)	$7,186,298	5,367,266	0.85%
Total Offices of Real Estate Agents and Brokers		12,859,432

Radio and Television Broadcasting (0.13%)
Newport Television LLC, Term Loan B, LIBOR + 5%, due 9/14/16
(Acquired 5/1/08 and 5/29/08, Amortized Cost $681,770)	$749,198	636,818	0.10%
High Plains Broadcasting Operating Company, Term Loan, LIBOR + 5%, due 9/14/16
(Acquired 9/15/08, Amortized Cost $180,370)	$198,208	168,477	0.03%
		805,295

Satellite Telecommunications (4.54%)
WildBlue Communications, Inc., 1st Lien Delayed Draw Term Loan, LIBOR + 4% Cash
+ 2.5% PIK, due 12/31/09
(Acquired 9/29/06, Amortized Cost $13,668,708) (12)	$13,602,287	12,749,424	2.01%
WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan, LIBOR + 5% Cash
+ 4.5% PIK, due 8/15/11
(Acquired 9/29/06, Amortized Cost $16,820,496) (12)	$17,232,787	16,039,417	2.53%
Total Satellite Telecommunications		28,788,841

Semiconductor and Other Electronic Component Manufacturing (4.19%)
Celerity, Inc., Senior Secured Notes, LIBOR + 12%, due 12/31/09
(Acquired 4/15/08 , Amortized Cost $21,135,461) (2)	$22,135,461	21,416,059	3.38%
Celerity, Inc., Senior Second Lien Secured Convertible Notes, 12% PIK, due 12/31/09
(Acquired 4/15/08, Amortized Cost $7,538,637) (2)	$7,538,637	5,126,273	0.81%
Total Semiconductor and Other Electronic Component Manufacturing		26,542,332

Telecom Wireline (5.42%)
Cavalier Telephone Corporation, Senior Secured 1st Lien Term Loan, LIBOR + 7.25%, due 12/31/12
(Acquired 4/24/08, Amortized Cost $702,333)	$900,055	540,033	0.09%
Global Crossing Limited, Tranche B Term Loan, LIBOR +6.25%, due 5/9/12
(Acquired 6/4/07, Amortized Cost $8,466,455)	$8,466,455	7,831,471	1.24%
Integra Telecom, Inc., 2nd Lien Term Loan, LIBOR + 7%, due 2/28/14
(Acquired 9/05/07, Amortized Cost $3,360,000)	$3,500,000	3,115,000	0.49%
Integra Telecom, Inc., Term Loan, LIBOR + 10% PIK, due 8/31/14
(Acquired 9/05/07, Amortized Cost $4,601,032)	$4,601,032	3,634,815	0.57%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/01/07, Amortized Cost $11,091,894) (2), (12)	$11,376,890	9,556,587	1.51%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $12,281,636) (2), (12)	$8,281,636	7,693,640	1.21%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17
(Acquired 8/29/07, and 11/29/07 Amortized Cost $2,111,865) - (Bulgaria) (9)	€1,538,600	1,989,319	0.31%
Total Telecom Wireline		34,360,865

Total Bank Debt (Cost $281,065,039)		253,019,350

Other Corporate Debt Securities (11.78%)
Automotive Repair and Maintenance (0.74%)
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK due 3/31/15
(Acquired 5/30/08, Amortized Cost $5,648,907) (2), (12)	$5,648,907	4,716,838	0.74%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2008

Showing Percentage of Total Cash and Investments of the Partnership

	Principal Amount	Fair	Percent of Cash
Security	or Shares	Value	and Investments

Debt Securities (continued)
Data Processing, Hosting, and Related Services (1.43%)
Anacomp, Inc., Promissory Note, LIBOR + 6.5% PIK, due 8/31/09
(Acquired 5/24/07, Amortized Cost $1,148,634) (2), (10)	$1,148,634	$1,148,634	0.18%
Anacomp, Inc., Senior Secured Subordinated Notes, 14% PIK, due 3/12/13
(Acquired 3/12/08, Amortized Cost $7,952,090) (2), (10)	$7,952,090	7,952,090	1.25%
Total Data Processing, Hosting, and Related Services		9,100,724

Gambling Industries (1.05%)
Harrah's Operating Company Inc., Senior Notes, 10.75%, due 2/1/16	$12,777,000	6,644,040	1.05%

Home Furnishings Stores (0.17%)
Linens n' Things, Floating Rate Note, LIBOR + 5.625%, due 1/15/14 (3)	$3,843,000	1,071,467	0.17%

Industrial Machinery Manufacturing (1.02%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13	$7,778,000	6,440,184	1.02%
(Acquired 8/20/08, Amortized Cost $ 6,659,912) (5)

Plastics Product Manufacturing (1.53%)
Pliant Corporation, Senior Secured 2nd Lien Notes, 11.125%, due 9/1/09	$13,477,000	9,693,197	1.53%

Offices of Real Estate Agents and Brokers (0.44%)
Realogy Corporation, Senior Note, 10.5%, due 4/15/14	$1,965,000	889,162	0.14%
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$4,915,000	1,879,250	0.30%
Total Offices of Real Estate Agents and Brokers		2,768,412

Other Amusement and Recreation Industries (2.78%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes, 14% Cash or 15.625% PIK, due 10/1/13
(Acquired 10/01/07, Amortized Cost $45,061,625) (5), (14)	$44,090,666	17,636,266	2.78%
Telecom Wireline (2.62%)
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK, due 8/16/17
(Acquired 8/29/07, Amortized Cost $19,561,122) - (Bulgaria) (9)	€14,073,015	16,594,169	2.62%

Total Other Corporate Debt Securities (Cost $117,008,915)		74,665,297

Total Debt Securities (Cost $398,073,954)		327,684,647

Equity Securities (33.60%)
Automotive Repair and Maintenance (3.48%)
ESP Holdings, Inc., Common Stock
(Acquired 9/12/07 Cost $9,311,782) (2), (3), (5), (6), (12)	88,670	11,587,457	1.83%
ESP Holdings, Inc., 15% PIK, Preferred Stock
(Acquired 9/12/07 Cost $4,502,521) (2), (3), (5), (6), (12)	40,618	10,428,658	1.65%
Total Automotive Repair and Maintenance		22,016,115

Clothing Stores (0.97%)
Stage Stores, Inc., Common Stock	448,854	6,131,346	0.97%

Data Processing, Hosting, and Related Services (0.73%)
Anacomp, Inc., Common Stock
(Acquired during 2002, 2003, 2005, and 2006, Cost $26,711,048) (2), (3), (5), (10)	1,253,969	4,633,415	0.73%

Depository Credit Intermediation (1.90%)
Doral Holdings, LP Interest
(Acquired 7/12/07, Cost $11,138,132) (3), (5)	11,138,132	12,018,108	1.90%

Electric Power Generation, Transmission and Distribution (0.59%)
Mach Gen, LLC, Common Units
(Acquired 2/21/07, Cost $931,596) (3), (5)	5,198	3,291,893	0.52%
Mach Gen, LLC, Warrants to purchase Warrant Units
(Acquired 2/21/07, Cost $387,063) (3), (5)	2,098	472,050	0.07%
Total Electric Power Generation, Transmission and Distribution		3,763,943

Industrial Machinery Manufacturing (0.12%)
GSI Group Inc. Warrants to purchase Common Shares
(Acquired 8/20/08, Amortized Cost $ 1,136,229) (5)	217,877	766,927	0.12%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2008

Showing Percentage of Total Cash and Investments of the Partnership

	Principal Amount	Fair	Percent of Cash
Security	or Shares	Value	and Investments
Equity Securities (continued)
Motor Vehicle Parts Manufacturing (6.44%)
EaglePicher Holdings, Inc., Common Stock
(Acquired 3/9/05, Cost $24,285,461) (2), (3), (5), (6), (7), (12)	1,312,720	$40,805,901	6.44%
Nonferrous Metal (except Aluminum) Production and Processing (8.58%)
International Wire Group, Inc., Common Stock
(Acquired 10/20/04, Cost $29,012,690) (2), (3), (5), (6), (14)	1,979,441	54,375,244	8.58%

Other Information Services (6.03%)
Information Resources, Inc., Series A Restricted Preferred Stock
(Acquired 11/10/04, Cost $1) (2), (3), (5), (6), (12)	8,334,074	19,605,910	3.09%
Information Resources, Inc., Series A Preferred Stock
(Acquired 11/10/04, Cost $1) (2), (3), (5), (6), (12)	7,921,579	18,635,515	2.94%
Total Other Information Services		38,241,425

Plastics Product Manufacturing (0.44%)
Pliant Corporation, Common Stock
(Acquired 7/18/06, Cost $177) (3), (5), (16)	422	422	0.00%
Pliant Corporation, 13% PIK, Preferred Stock	6,860,652	2,788,855	0.44%
Total Plastics Product Manufacturing		2,789,277

Satellite Telecommunications (0.56%)
WildBlue Communications, Inc., Non-Voting Warrants
(Acquired 10/23/06, Cost $673,094) (3), (5), (12)	51,896	3,532,561	0.56%

Scheduled Air Transportation (0.01%)
SVC Partners Corp. 2, Common Stock
(Acquired 5/15/07, Cost $0) (2), (5), (10)	100	44,254	0.01%

Semiconductor and Other Electronic Component Manufacturing (0.00%)
Celerity, Inc., Common Stock
(Acquired 12/23/04, 9/8/05 and 2/1/06, Cost $12,135,924) (2), (3), (5), (6)	2,427,185	-	0.00%
Kinetics Holdings, LLC, Common Units
(Acquired 1/7/05, Cost $2,587,349) (3), (5)	3,384,000	1	0.00%
Total Semiconductor and Other Electronic Component Manufacturing		1

Support Activities for Air Transportation (0.05%)
Alabama Aircraft Industries, Inc., Common Stock
(Acquired 3/12/02, 3/13/02 and 12/11/02, Cost $3,550,121) (3), (5)	164,636	324,333	0.05%

Telecom Wireline (3.70%)
Interstate Fibernet, Inc., Common Stock
(Acquired 7/31/07 Cost $23,477,380) (2), (3), (4), (5), (6)	10,890,068	21,235,633	3.35%
NEF Kamchia Co-Investment Fund, LP Interest
(Acquired 7/31/07, Cost $3,367,227) (3), (5), (9)	2,455,500	2,226,120	0.35%
Total Telecom Wireline		23,461,753

Total Equity Securities (Cost $162,685,364)		212,904,603

Total Investments (Cost $560,759,318) (11)		540,589,250

Cash and Cash Equivalents (14.70%)
Chevron Funding Commercial Paper, 2.0%, due 10/07/08	$10,000,000	9,996,667	1.58%
Chevron Funding Commercial Paper, 2.2%, due 10/14/08	$10,000,000	9,992,056	1.58%
Citicorp, Commercial Paper, 0.75%, due 10/06/08	$15,000,000	14,990,000	2.37%
Citicorp, Commercial Paper, 2.5%, due 10/03/08	$10,000,000	9,998,611	1.58%
GECC, Commercial Paper, 2.15%, due 10/03/08	$10,000,000	9,998,806	1.58%
GECC, Commercial Paper, 2.25%, due 10/07/08	$10,000,000	9,996,250	1.58%
Union Bank of California, Commercial Paper, 2.1%, due 10/03/08	$10,000,000	9,998,833	1.58%
Cash denominated in foreign currencies (Cost $352,016)	$259,166	365,216	0.06%
Wells Fargo Overnight Repurchase Agreement, 0.55%,
Collateralized by FHLB Discount Notes	$7,353,026	7,353,026	1.16%
Cash Held on Account at Various Institutions	$10,378,882	10,378,882	1.63%
Total Cash and Cash Equivalents		93,068,347

Total Cash and Investments		$633,657,597	100.00%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2008

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). Changes to investments in securities of affiliated issuers during the nine months ended September 30, 2008 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period

Anacomp, Inc., Common Stock	$10,984,768	$-	$-	$4,633,415
Anacomp, Inc., Promissory Note, LIBOR + 6.5%, due 8/31/09	1,064,254	-	-	1,148,634
Anacomp, Inc., Senior Secured Subordinated Notes, 14% PIK, due 3/12/13	-	5,036,944	-	7,952,090
Celerity, Inc., Senior Secured Notes,
LIBOR + 8%, due 12/23/08	21,010,712	-	(21,010,712)	-
Celerity, Inc., Senior Secured Notes,
LIBOR + 12%, due 12/31/09	-	21,543,028	-	21,416,059
Celerity, Inc., Senior Second Lien Secured Convertible Notes,
LIBOR + 12% PIK, due 12/31/09	-	7,316,698	-	5,126,273
Celerity, Inc., Common Stock	72,816	-	-	-
EaglePicher Corporation, 1st Lien Tranche B Term Loan
LIBOR + 4.5%, due 12/31/12	13,373,750	-	(5,019,969)	7,647,458
EaglePicher Corporation, 2nd Lien Term Loan
LIBOR + 7.5%, due 12/31/13	7,131,250	-	-	6,851,831
EaglePicher Holdings, Inc., Common Stock	45,968,173	-	-	40,805,901
ESP Holdings, Inc., 1st Lien Revolver
LIBOR + 4.5%, due 06/30/09	372,898	-	(509,198)	129,301
ESP Holdings, Inc., 1st Lien Term Loan
LIBOR + 4.5%, due 6/30/09	6,370,372	-	(1,957,678)	2,257,417
ESP Holdings, Inc., 2nd Lien Term Loan
LIBOR + 10%, due 9/12/14	17,448,027	-	-	16,137,165
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes,
18% PIK, due 3/31/15	-	5,321,627	-	4,716,838
ESP Holdings, Inc., Common Stock	8,389,319	-	-	11,587,457
ESP Holdings, Inc., 15% PIK, Preferred Stock	9,269,965	-	(5,321,627)	10,428,658
Information Resources, Inc., Series A Restricted Preferred Stock	16,022,257	-	-	19,605,910
Information Resources, Inc., Series A Preferred Stock	15,229,236	-	-	18,635,515
International Wire Group, Senior Secured Notes,
10%, due 10/15/11	12,515,400	-	(12,515,400)	-
International Wire Group, Inc., Common Stock	44,042,562	-	-	54,375,244
Interstate Fibernet, Inc., 1st Lien Term Loan,
LIBOR + 4%, due 7/31/13	11,629,072	-	-	9,556,587
Interstate Fibernet, Inc., 2nd Lien Senior Secured Note,
LIBOR + 3.5% Cash and 4% PIK, due 7/31/14	12,459,720	-	-	7,693,640
Interstate Fibernet, Inc., Common Stock	54,450,340	-	-	21,235,633
SVC Partners Corp. 2, Common Stock	3,546,321	-	(3,546,321)	44,254

(3)	Non-income producing security.

(4)	Priced using the closing price per Pink Sheets.

(5)	Restricted security.

(6)	Investment is not a controlling position.

(7)	The Partnership's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2008

(8)
Registration of this issue of restricted stock may be forced by a majority of the eligible holders of the issue by written notice to the issuer once the issuer becomes eligible to use a short form registration statement on Form S-3.

(9)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to US dollars.

(10)	Issuer is a controlled company.

(11)	Includes investments with an aggregate market value of $25,236,996 that have been segregated to collateralize certain unfunded commitments.

(12)	Priced by an independent third party pricing service.

(13)	Priced by one or more independent third party appraisers.

(14)	Priced using quotes from one or more independent third party broker-dealers.

(15)
The Partnership may demand registration of the shares as part of a majority (by interest) of the holders of the registrable shares of the issuer, or in connection with an initial public offering by the issuer.

Aggregate purchases and aggregate sales of investment securities, other than Government securities, totaled $153,676,290 and $172,593,463 respectively.
Aggregate purchases includes securities received as payment in-kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $560,759,318. Net unrealized depreciation aggregated $ 24,133,573, of which $ 135,615,494 related to appreciated investment securities and $159,749,067 related to depreciated investment securities.

The total value of restricted securities and bank debt as of September 30, 2008 was $481,080,202, or 75.9% of total cash and investments of the Partnership.

Swaps and forward contracts at September 30, 2008 were as follows:

	Number of
	Contracts or	Fair
Instrument	Notional Amount	Value

Forward Contracts
Euro/US Dollar Forward Currency Contract, Expire 9/15/09	$639,606	(35,361)
Euro/US Dollar Forward Currency Contract, Expire 2/1/10	$1,067,507	(44,279)
Total Forward Contracts		(79,640)

Swaps
Euro/US Dollar Cross Currency Basis Swap, Expire 9/12/16	$21,122,903	(2,889,019)
Euro/US Dollar Cross Currency Basis Swap, Expire 5/16/12	$18,122,832	(1,074,486)
Total Swaps		(3,963,505)

Total Forward Contracts and Swaps		$(4,043,145)

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2008

On January 1, 2008, the Partnership adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 also establishes a hierarchy that prioritizes the inputs used to measure fair value. The level category in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. At September 30, 2008, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Aggregate Value
1	Quoted prices in active markets for identical assets	$6,455,678
2	Other observable market inputs*	140,009,957
3	Independent third-party pricing sources that employ significant unobservable inputs	375,111,414
3	Internal valuations with significant unobservable inputs	19,012,201

* E.g. quoted prices in inactive markets or quotes for comparable securities

Changes in investments categorized as Level 3 during the nine months ended September 30, 2008 were as follows:

	Independent Third Party Valuation	Investment Manager Valuation
Beginning balance	$153,381,188	$33,074,392
Net realized and unrealized gains (losses)	13,964,706	4,212,986
Net acquisitions and dispositions	(5,447,606)	(18,275,177)
Net transfers in/out of category	213,213,126	-
Ending balance	$375,111,414	$19,012,201

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$14,852,763	$136,280

Valuations of swaps and forward currency transactions at September 30, 2008 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	(4,043,145)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Continuation Partners, LP

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: December 1, 2008

By: /s/ Paul L. Davis
Name: Paul L. Davis
Title: Chief Financial Officer
Date: December 1, 2008